Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of classes of share capital [line items]
Ending balance	73,031,757
Repurchased under the NCIB	$ (16.6)
Ending balance	$ 251.0
Subordinate voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	34,808,553	36,522,508
Issued upon exercise of stock options	422,087	454,359
Issued in exchange of multiple voting shares	2,236,284	1,628,558
Repurchased under the NCIB	(2,346,799)	(4,404,598)
Ending balance	34,512,399	34,808,553
Beginning balance	$ 245.3	$ 252.4
Issued upon exercise of stock options	19.1	24.8
Issued in exchange of multiple voting shares	0.2	0.1
Repurchased under the NCIB	(16.6)	(32.1)
Ending balance	$ 247.9	$ 245.3
Multiple voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	40,147,916	42,384,200
Exchanged for subordinate voting shares	(1,628,558)	(2,236,284)
Ending balance	38,519,358	40,147,916
Beginning balance	$ 3.2	$ 3.4
Exchanged for subordinate voting shares	(0.1)	(0.2)
Ending balance	$ 3.1	$ 3.2